Non-Cash Transactions (Tables)	12 Months Ended
Dec. 31, 2017
Non-Cash Transactions [Abstract]
Significant non-cash activities

Significant non-cash investing and financing transactions for the years ended December 31, 2015, 2016 and 2017 are as follows:

Transactions		2015	2016	2017
		In millions of won
Transfer from construction-in-progress to other assets	￦	10,491,054	19,971,599	13,676,233
Recognition of asset retirement cost and related provision for decommissioning costs		699,673	470,941	2,494,802
Transfer from provision for disposal of spent nuclear fuel to accrued expenses		491,755	283,675	342,861